Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized in P&L	[1]	€ 161,034
Recognized in OCI		(63)
Acquisition of subsidiaries and businesses		(19)
Deferred tax assets net		160,952
Gross Carrying Amount
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		136,034		€ 84,799
Recognized in P&L		40,721	[1]	51,235
Recognized in OCI		(63)
Acquisition of subsidiaries and businesses		34,746
Deferred tax assets net		211,438		136,034
Gross Carrying Amount | Fixed assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		(655)		(90)
Recognized in P&L		(2,370)	[1]	(565)
Acquisition of subsidiaries and businesses		8,637
Deferred tax assets net		5,612		(655)
Gross Carrying Amount | Inventories
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		596
Recognized in P&L		46	[1]	596
Acquisition of subsidiaries and businesses		329
Deferred tax assets net		971		596
Gross Carrying Amount | Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		512		306
Recognized in P&L		(5,091)	[1]	206
Acquisition of subsidiaries and businesses		(14)
Deferred tax assets net		(4,593)		512
Gross Carrying Amount | Contract liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		23,543		28,441
Recognized in P&L		(174)	[1]	(4,898)
Deferred tax assets net		23,369		23,543
Gross Carrying Amount | Interest-bearing loans and borrowings
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized in P&L	[1]	(2,741)
Acquisition of subsidiaries and businesses		195
Deferred tax assets net		(2,546)
Gross Carrying Amount | Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		187		134
Recognized in P&L		886	[1]	53
Acquisition of subsidiaries and businesses		419
Deferred tax assets net		1,492		187
Gross Carrying Amount | Net employee defined benefit liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized in P&L	[1]	169
Recognized in OCI		(63)
Acquisition of subsidiaries and businesses		698
Deferred tax assets net		804
Gross Carrying Amount | Other (incl. deferred expenses)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		2,087		161
Recognized in P&L		8,336	[1]	1,926
Acquisition of subsidiaries and businesses		202
Deferred tax assets net		10,625		2,087
Gross Carrying Amount | Tax Loss Carryforward / Tax Credit
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		109,764		55,848
Recognized in P&L		41,660	[1]	53,916
Acquisition of subsidiaries and businesses		24,280
Deferred tax assets net		175,704		109,764
Valuation Adjustment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		(136,034)		(84,799)
Recognized in P&L		120,313	[1]	(51,235)
Acquisition of subsidiaries and businesses		(34,765)
Deferred tax assets net		€ (50,486)		€ (136,034)

[1]	Includes all changes in deferred taxes related to U.S. tax group other than those acquired in business combination